Jan. 02, 2025
(Allspring Spectrum Growth Fund - Classes A and C) | (Spectrum Growth Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Assuming Redemption at End of Period
Assuming No Redemption